7. MINERAL PROPERTY INTERESTS (Details 1) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
ShareBasedCompensationStockOptionFiveMember [Line Items]
Exploration costs	$ 1,904,636	$ 2,402,084	$ 3,508,426	$ 6,018,071
US
ShareBasedCompensationStockOptionFiveMember [Line Items]
Exploration costs	1,571,377	1,677,194	2,512,408	4,546,825
Mongolia
ShareBasedCompensationStockOptionFiveMember [Line Items]
Exploration costs	243,778	652,279	773,612	1,219,800
Other
ShareBasedCompensationStockOptionFiveMember [Line Items]
Exploration costs	$ 89,481	$ 72,611	$ 222,406	$ 251,446